Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 18, 2022
Entity Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 18, 2022
Document Effective Date	Nov. 18, 2022
Prospectus Date	Sep. 01, 2022
IQ CBRE NextGen Real Estate ETF | IQ CBRE NextGen Real Estate ETF
Prospectus:
Trading Symbol	ROOF